Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222709
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	1.49%
Without Sales Load [Member] | C000222708
Average Annual Return [Line Items]
Average Annual Return, Percent	14.97%	1.61%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	1.56%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	1.56%